Income tax - Reconciliation of statutory income tax rate and the effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the differences between statutory income tax rate and the effective income tax rate
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(8.52%)	(26.63%)	(10.99%)
Tax effect of permanent differences	(26.28%)	49.97%	9.95%
Changes in valuation allowance	10.01%	(48.24%)	(23.28%)
Effective income tax rate	0.21%	0.10%	0.68%